Equity	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Equity

8. Equity

The Company was formed as a wholly-owned subsidiary of Holdings and was structured as a single-member limited liability corporation until its conversion to a C-corporation (Acadia Healthcare Company, Inc.) on May 13, 2011.

On April 1, 2011, Holdings amended its limited liability company agreement and its Class A Preferred Units, Class A Common Units, Class B Common Units, and Class B Preferred Units were exchanged for equivalent fair values of Class A Units and Class B Units as of such date. Additionally, on April 1, 2011, Holdings issued Class A Units and Class B Units to investors consisting of Waud Capital Partners or its affiliates and certain members of Acadia management for cash proceeds of $52.5 million. On May 20, 2011, Acadia Healthcare Company, Inc. underwent a stock split by means of a stock dividend of 100,000 shares of common stock for each share of common stock outstanding such that 10,000,000 shares of common stock were issued and outstanding.

On November 1, 2011, the Company completed a 1.7633-for-one stock split which resulted in 17,633,117 shares of common stock issued and outstanding on such date, Holdings was dissolved and the 17,633,117 shares of common stock of Acadia Healthcare Company, Inc. were distributed to the members of Holdings, consisting of Waud Capital Partners or its affiliates and certain members of Acadia management, in accordance with their respective ownership interests. Additionally, on November 1, 2011, in connection with our acquisition of PHC, 4,891,667 shares of common stock of Acadia Healthcare Company, Inc. were issued to the PHC stockholders. The shares issued to the PHC stockholders were registered with the Securities and Exchange Commission and began trading on the NASDAQ Global Market exchange on November 1, 2011.

On December 20, 2011, we completed the offering of 8,333,333 shares of our common stock at a price of $7.50 per share and an additional 1,249,999 shares of our common stock at the price of $7.0875 per share pursuant to the over-allotment option that was granted by us to the underwriters as part of the offering. The net proceeds to us from the sale of the shares, after deducting the underwriting discount of approximately $3.8 million and additional offering-related expenses of approximately $0.9 million, were approximately $67.2 million. The net offering proceeds were used to partially fund the acquisition of the Haven Facilities completed on March 1, 2012.